Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of long-term debt
A summary of long-term debt is as follows (in thousands):

	March 31, 2019		December 31, 2018
	Amount	Weighted-Average Interest Rate	Amount	Weighted-Average Interest Rate
Revolving Credit Facility - SNB	$12,517	5.00%	$—	—%
Revolving Credit Facility - Comerica	$—	—%	$9,500	4.87%
A summary of long-term debt is as follows (dollars in thousands):

	December 31, 2018		December 31, 2017
	Amount	Interest Rate	Amount	Interest Rate
Revolving Credit Facility	$9,500	4.87%	$19,500	3.90%